Tax provision - Income tax rate reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Income Tax [Abstract]
Income tax expense at statutory rate of 27%	$ (700)	$ (1,052)
Non-taxable (deductible) amounts	(81)	(4)
Rate differentials between jurisdictions and on specified activities	10	116
Other	(9)	(11)
Tax expense (income)	$ (618)	$ (951)